Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	WESTERN MIDSTREAM PARTNERS, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35753
Entity Tax Identification Number	46-0967367
Entity Address, Address Line One	9950 Woodloch Forest Drive, Suite 2800
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	346
Local Phone Number	786-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units
Trading Symbol	WES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001423902
Amendment Flag	false